Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
2021	¥ 467
2022	368
2023	245
2024	131
Intangible assets, net	¥ 1,211	$ 186	¥ 1,176